Other commitments	12 Months Ended
Dec. 31, 2025
Other commitments
Other commitments

33.Other commitments

33.1.   Capital commitments

There are no commitments related to capital expenditures at the closing date.

33.2.   Lease expenses

The lease expense recognized in the income statement related to low-value leases and short-term leases amounts to:

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Expense	198	135	202
Total	198	135	202

33.3.   Other commitments

There are no other commitments.